Equity (Schedule Of Changes In Pension Liability) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Note [Line Items]
Net gain (loss) arising during period, before tax	¥ (26,465)	¥ (127,367)
Prior service cost arising during period, before tax	(173)	79
Amortization of net actuarial loss (gain)	33,883	24,492
Amortization of transition obligation	172	184
Amortization of prior service cost	(19,601)	(26,811)
Other	1,362	4,332
Change of pension liability adjustments during the year, before tax	(10,822)	(125,091)
Income tax expense related to pension liability adjustments	5,920	49,557
Change of pension liability adjustments during the year, net of tax	¥ (4,902)	¥ (75,534)	¥ 129,793